Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 12,081
Finite-Lived Intangible Assets, Accumulated Amortization	(6,556)
Intangible Assets, Net (Excluding Goodwill)	5,525	0
Finite-Lived Intangible Asset, Useful Life			0 years 5 months 0 days	0 years 35 months 0 days
Goodwill	$ 16,447	$ 0